PACIFIC ETHANOL PLANTS. (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2016
ICP [Member]
Cash and equivalents	$ 426
Accounts receivable	11,636
Inventories	9,227
Other current assets	1,560
Total current assets	22,849
Property and equipment	61,128
Other assets	328
Total assets acquired	84,305
Accounts payable, trade	5,683
Other current liabilities	1,486
Total current liabilities	7,169
Other non-current liabilities	209
Total liabilities assumed	7,378
Net assets acquired	76,927
Estimated goodwill
Total purchase price	$ 76,927
Pacific Aurora [Member]
Cash and equivalents		$ 1,453
Accounts receivable		16,804
Inventories		3,837
Other current assets		77
Total current assets		22,171
Property and equipment		115,759
Other assets		1,387
Total assets acquired		139,317
Accounts payable, trade		20,152
Other current liabilities		2,045
Long-term debt - term debt		621
Total liabilities assumed		$ 22,818